INCOME TAXES - Summary of Deferred Tax Asset Not Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Entity Location [Line Items]
Deductible temporary differences	$ 5,345	$ 8,865
Tax losses	70,214	60,529
Total unrecognized deferred tax assets	75,559	69,394
Tax pool	43,700
Losses carryovers	246,700
Canada
Entity Location [Line Items]
Deductible temporary differences	4,521	7,006
Tax losses	67,818	60,195
Total unrecognized deferred tax assets	72,339	67,201
Ghana
Entity Location [Line Items]
Deductible temporary differences	824	1,859
Total unrecognized deferred tax assets	824	1,859
Other
Entity Location [Line Items]
Tax losses	2,396	334
Total unrecognized deferred tax assets	$ 2,396	$ 334